Significant Accounting Policies - Schedule of Restricted Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Cash and cash equivalents	$ 12,155	$ 63,550
Restricted cash	5,275	9,343
Total cash, cash equivalents and restricted cash shown in statement of cash flows	$ 17,430	$ 72,893